Expense Example - FidelityAdvisorStrategicIncomeFund-RetailPRO - FidelityAdvisorStrategicIncomeFund-RetailPRO - Fidelity Advisor Strategic Income Fund	Mar. 01, 2025 USD ($)
Expense Example:
1 year	$ 66
3 years	208
5 years	362
10 years	$ 810